Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	As of September 30, 2024 and June 30, 2024, property and equipment, net consist of the following:
	September 30, 2024	June 30, 2024
		(Audited)
Computer and office equipment	$9,942	$9,942
Furniture and fixtures	3,432	3,432
Vehicles	226,091	191,091
Subtotal	239,465	204,465
Less: accumulated depreciation	(73,127)	(61,846)
Total property and equipment, net	$166,338	$142,619
As of June 30, 2024 and 2023, property and equipment, net consist of the following:
	June 30, 2024	June 30, 2023
Computer and office equipment	$9,942	$4,631
Furniture and fixtures	3,432	—
Vehicles	191,091	191,091
Subtotal	204,465	195,722
Less: accumulated depreciation	(61,846)	(22,063)
Total property and equipment, net	$142,619	$173,659